Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Profit or loss [abstract]
Revenue	$ 134,820	$ 0
Cost of revenue	50,000	0
Gross profit	84,820	0
Expenses
Administration and general	33,349	13,658
Amortization	79,288	3,509
Audit and accounting	33,983	38,560
Consulting fees	175,746	178,004
Investor relations	99,307	0
Legal fees	192,615	138,879
Management fees	269,845	217,050
Marketing expenses	508,609	221,670
Patent and trademark expenses	0	13,622
Payroll and related	165,342	0
Rent expense	32,147	21,500
Research and development	72,885	26,300
Share based compensation	182,996	946,361
Transfer agent and filing fees	51,244	57,908
Travel, entertainment and related	33,642	31,308
Vehicle use expenses	36,000	22,500
Total operating expenses	(1,966,998)	(1,930,829)
Income (loss) from discontinued operations	0	346,296
Loss and comprehensive loss	(1,882,178)	(1,584,533)
Loss and comprehensive loss attributable to:
Shareholders	(1,882,178)	(1,581,691)
Non-controlling interest	$ 0	$ (2,842)
Loss per share-Basic and Diluted	$ (0.017)	$ (0.016)
Weighted average number of shares outstanding-Basic and Diluted	107,925,066	101,195,130